CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net loss	$ (122,461)	$ (23,605)	$ (27,780)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,609	711	404
Stock-based compensation	23,757	1,237	6,680
Accretion of unamortized discount and amortization of issuance costs	558	2,139	1,287
Fair value adjustment of derivatives	21,463	(3,649)	45
Impairment charges	3,573
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(7,505)	(4,307)	(992)
Accounts payable	10,729	(54)	1,851
Other liabilities	12,045	5,591	1,557
Net cash used in operating activities	(56,232)	(21,937)	(16,948)
Investing Activities
Purchases of property and equipment, including internal-use software	(3,246)	(3,223)	(867)
Net cash used in investing activities	(3,246)	(3,223)	(867)
Financing Activities
Borrowings under debt agreements, net of issuance costs		9,563	19,920
Payments for issuance costs	(201)
Payments under debt agreements	(10,000)	(3,500)	(5,000)
Net cash Business Combination and private placement financing	246,484
Payments made toward offering costs	(1,993)
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	76,617	24,908	18,218
Proceeds from exercise of stock options and issuance of common stock	1,243	197	192
Proceeds from exercise of common stock warrants	379
Proceeds from exercise of preferred stock warrants	3
Taxes paid related to net share settlement of equity awards	(13,404)
Payments made to repurchase common stock	(1,339)
Payments for redemption of preferred stock	(1,211)
Net cash provided by financing activities	296,578	31,168	33,330
Net change in cash, cash equivalents and restricted cash	237,100	6,008	15,515
Cash, cash equivalents and restricted cash - beginning of year	28,548	22,540	7,025
Cash, cash equivalents and restricted cash - end of year	265,648	28,548	22,540
Cash paid during the period for:
Interest	815	269	$ 196
Noncash investing and financing activities:
Carrying value of long-term debt and accrued interest converted to redeemable convertible preferred stock		$ 14,852
Settlement of the Redeemable Convertible Series E preferred stock forward contract liability	21,688
Deferred offering costs in accounts payable and accrued liabilities	14,065
Payment of promissory notes through surrender of shares	$ 18,673